Assets under management (Tables)	12 Months Ended
Dec. 31, 2018
Assets under management and net new assets
Assets under management
end of	2018	2017
CHF billion
Assets in collective investment instruments managed by Credit Suisse	186.4	185.2
Assets with discretionary mandates	256.5	267.3
Other assets under management	904.4	923.6
Assets under management (including double counting)	1,347.3	1,376.1
of which double counting	44.2	46.2
Changes in assets under management
	2018	2017
Assets under management (CHF billion)
Balance at beginning of period [1]	1,376.1	1,251.1
Net new assets/(net asset outflows)	56.5	37.8
Market movements, interest, dividends and foreign exchange	(68.2)	86.7
of which market movements, interest and dividends [2]	(55.1)	88.9
of which foreign exchange	(13.1)	(2.2)
Other effects	(17.1)	0.5
Balance at end of period	1,347.3	1,376.1
1 Including double counting.
2 Net of commissions and other expenses and net of interest expenses charged.

Bank
Assets under management and net new assets
Assets under management
end of	2018	2017
CHF billion
Assets in collective investment instruments managed by Credit Suisse	178.3	177.4
Assets with discretionary mandates	256.5	267.3
Other assets under management	904.4	923.6
Assets under management (including double counting)	1,339.2	1,368.3
of which double counting	42.4	44.6

Changes in assets under management
Changes in assets under management
	2018	2017
Assets under management (CHF billion)
Balance at beginning of period [1]	1,368.3	1,243.9
Net new assets/(net asset outflows)	56.0	36.2
Market movements, interest, dividends and foreign exchange	(68.0)	87.6
of which market movements, interest and dividends [2]	(54.8)	89.8
of which foreign exchange	(13.2)	(2.2)
Other effects	(17.1)	0.6
Balance at end of period	1,339.2	1,368.3
1 Including double counting.
2 Net of commissions and other expenses and net of interest expenses charged.